Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Summary of impact on balance sheet as a result of adoption of IFRS 7
a)	Impact on the statements of financial position

	December 31, 2022	December 31, 2021	January 1, 2021
Increase in cash and cash equivalents	22,965,162	13,047,255	7,352,253
Decrease in loans and other financial assets at amortized cost	(22,965,162)	(13,047,255)	(7,352,253)

Summary of impact on cash flow statement as a result of adoption of ifrs 7
b)	Impact on the statements of cash flow

	December 31, 2022	December 31, 2021
Increase in cash flows from operating activities	9,981,310	5,600,710
Increase in exchange rate changes on cash and cash equivalents denominated in foreign currencies	(63,403)	94,292
Net increase in cash and cash equivalents	9,981,310	5,600,710
Increase in cash and cash equivalents, the beginning of the year	13,047,255	7,352,253
Increase in cash and cash equivalents, the end of the year	22,965,162	13,047,255

Estimated economic useful lives for premises and equipment except for land
While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	26 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 7 years

Estimated useful life for intangible assets
The estimated useful life and amortization method of intangible assets with a finite useful life are reviewed at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	5 to 10 years
Development costs	5 years
Software and others	1 to 10 years